UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

INSTITUTIONAL CLASS SHARES

JUNE 30, 2009

LETTER FROM THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this semiannual report for the BB&T Equity Index Fund, covering the six-month period through June 30, 2009. The S&P 500® Index1 gained 1.78% for the period, but the number belies the significant decline and subsequent rally that occurred during the period.

A number of leading economic indicators improved during the period, suggesting that the economy may have begun to mend. While employment figures continued to be bleak, the housing market stabilized, in part due to the government’s efforts to reduce mortgage rates. The economy displayed broad signs that the credit crisis had begun to ease, including a dramatic narrowing in credit spreads. Several of the large financial institutions that received funds from the Troubled Asset Relief Program (TARP) began to repay them near the end of the period, signaling increased stability in the financial sector.

The S&P 500 fell sharply through March 9, then posted a strong rally and finished the six-month period slightly positive. That date proved to be a turning point not just in overall performance, but also in market leadership.

Growth shares significantly outperformed value stocks as the market declined: the Russell 3000® Growth Index, which measures growth-oriented shares of small, mid-sized and large companies, fell 18.18% through March 9, compared to a 31.22% drop in the Russell 3000® Value Index. Shares of large companies held up better than small stocks during this initial period, with the large-cap Russell 1000® Index falling 24.20% through March 9, compared to a drop of 31.07% in the small-cap Russell 2000® Index.

Equity markets rebounded in the second half of the period as the rate of deceleration in the economy slowed and commodity prices increased. During the recovery, market leadership shifted from large-cap growth stocks to small and value shares. From March 9 through June 30, the Russell 3000® Value Index gained 39.80%, while the Russell 3000® Growth Index posted a gain of 34.58%. Likewise, the Russell 2000® Index gained 45.60%, with the Russell 1000® Index of large-cap stocks increasing 36.29%.

Thank you for selecting the BB&T Equity Index Fund. If you have any questions or would like to request a Fund prospectus, please contact us at 1-800-228-1872. We look forward to serving your investment needs during the coming years.

Sincerely,

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

For a summary of the Master Portfolio’s holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09	Annualized Expense Ratio During Period 1/1/09 - 6/30/09
BB&T Equity Index Fund	Class A	$1,000.00	$1,026.80	$5.53	1.10%
	Class B	1,000.00	1,023.30	9.33	1.86%
	Class C	1,000.00	1,023.60	9.28	1.85%
	Institutional Class	1,000.00	1,033.10	3.83	0.76%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09	Annualized Expense Ratio During Period 1/1/09 - 6/30/09
BB&T Equity Index Fund	Class A	$1,000.00	$1,019.34	$5.51	1.10%
	Class B	1,000.00	1,015.57	9.30	1.86%
	Class C	1,000.00	1,015.62	9.25	1.85%
	Institutional Class	1,000.00	1,021.03	3.81	0.76%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$24,945,397
Receivable for capital shares issued	1,752
Prepaid expenses	8,331

Total Assets	24,955,480

Liabilities:
Payable for capital shares redeemed	401,818
Accrued expenses and other payables:
Administration fees	5,025
Compliance service fees	70
Distribution fees	8,513
Fund accounting fees	4,137
Trustees fees	546
Professional fees	10,685
Other	24,878

Total Liabilities	455,672

Net Assets:	$24,499,808

Net Assets Consist of:
Capital	$40,882,692
Distributions in excess of net investment income	(17,618)
Accumulated realized loss from investment transactions	(13,410,019)
Net unrealized depreciation on investments	(2,955,247)

Net Assets	$24,499,808

Net Assets
Class A Shares	$15,826,098
Class B Shares	5,362,590
Class C Shares	102,830
Institutional Class Shares	3,208,290

Total	$24,499,808

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	2,567,982
Class B Shares	885,902
Class C Shares	16,830
Institutional Class Shares	521,235

Total	3,991,949

Net Asset Value
Class A Shares — redemption price per share	$6.16
Class B Shares — offering price per share*	6.05
Class C Shares — offering price per share*	6.11
Institutional Class Shares — offering and redemption price per share	6.16

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$6.54

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$289,314	(a)
Interest income	1,090	(a)
Securities lending income	14,044	(a)
Expenses(b)	(6,074	)(a)

Net Investment Income Allocated from Master Portfolio	298,374

Expenses:
Distribution fees — Class A Shares	36,812
Distribution fees — Class B Shares	27,875
Distribution fees — Class C Shares	423
Administration fees (See Note 3)	15,760
Fund accounting fees	22,031
Compliance service fees (See Note 3)	187
Custodian fees	1,379
Printing fees	12,321
Professional fees	16,030
Registration fees	4,066
Transfer agent fees (See Note 3)	11,336
Trustees fees	1,866
Other	10,807

Gross expenses	160,893
Less expenses waived by the Distributor (See Note 3)	(18,406)

Net Expenses	142,487

Net Investment Income	155,887

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains (losses) from:
Investment transactions	(713,519	)(a)
Futures contracts	101,096	(a)
Change in unrealized appreciation/depreciation from:
Investment transactions	2,381,153	(a)
Futures contracts	10,626	(a)

Net realized/unrealized gains allocated from Master Portfolio	1,779,356

Change in net assets from operations	$1,935,243

(a)	Allocated from the S&P 500 Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$155,887	$1,777,014
Net realized losses from investment transactions and futures contracts	(612,423)	(4,038,728)
Change in unrealized appreciation/depreciation from investments and futures contracts	2,391,779	(39,154,800)

Change in net assets from operations	1,935,243	(41,416,514)

Distribution to Class A Shareholders:
Net investment income	(124,881)	(408,399)
Return of capital	—	(4,041)
Distributions to Class B Shareholders:
Net investment income	(24,412)	(103,544)
Return of capital	—	(1,270)
Distributions to Class C Shareholders:
Net investment income	(462)	(1,837)
Return of capital	—	(17)
Distributions to Institutional Class Shareholders:
Net investment income	(30,761)	(1,251,294)
Return of capital	—	(14,436)

Change in net assets from shareholder distributions	(180,516)	(1,784,838)

Capital Transactions:
Proceeds from shares issued
Class A Shares	1,918,746	6,677,558
Class B Shares	158,776	404,329
Class C Shares	12,115	31,737
Institutional Class Shares	—	14,416,111
Distributions reinvested
Class A Shares	123,808	410,860
Class B Shares	24,025	103,290
Class C Shares	462	1,854
Institutional Class Shares	24,987	1,239,404
Value of shares redeemed
Class A Shares	(2,265,163)	(11,771,734)
Class B Shares	(1,297,284)	(2,706,053)
Class C Shares	(602)	(170,454)
Institutional Class Shares	(45,529,944)	(13,673,586)

Change in net assets from capital transactions	(46,830,074)	(5,036,684)

Change in net assets	(45,075,347)	(48,238,036)
Net Assets:
Beginning of period	69,575,155	117,813,191

End of period	$24,499,808	$69,575,155

Accumulated undistributed (distributions in excess) of net investment income	$(17,618)	$7,011

Share Transactions:
Issued
Class A Shares	333,897	830,256
Class B Shares	29,505	50,659
Class C Shares	2,017	3,739
Institutional Class Shares	—	1,848,374
Reinvested
Class A Shares	21,752	53,958
Class B Shares	4,350	13,990
Class C Shares	82	240
Institutional Class Shares	4,387	164,786
Redeemed
Class A Shares	(398,973)	(1,403,338)
Class B Shares	(230,822)	(354,365)
Class C Shares	(104)	(20,720)
Institutional Class Shares	(7,333,670)	(1,645,610)

Change in shares	(7,567,579)	(458,031)

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$6.05	$9.85		$9.52	$8.39	$8.14	$7.48

Investment Activities:
Net investment income(a)	0.04 (b)	0.15	(b)	0.13 (b)	0.12 (b)	0.11	0.11
Net realized and unrealized gains (losses) from investments(a)	0.12	(3.80)		0.33	1.14	0.25	0.66

Total from Investment Activities	0.16	(3.65)		0.46	1.26	0.36	0.77

Distributions:
Net investment income	(0.05)	(0.15)		(0.13)	(0.13)	(0.11)	(0.11)
Return of capital	—	(0.00	)(c)	—	—	—	—

Total Distributions	(0.05)	(0.15)		(0.13)	(0.13)	(0.11)	(0.11)

Net Asset Value — End of Period	$6.16	$6.05		$9.85	$9.52	$8.39	$8.14

Total Return (excludes sales charge)(d)	2.68%	(37.35)%		4.85%	15.15%	4.43%	10.23%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$15,826	$15,795		$30,845	$106,833	$135,175	$139,833
Ratio of net expenses to average net assets(a)(e)	1.35%	0.54%		0.61%	0.58%	0.57%	0.49%
Ratio of net investment income to average net assets(a)(e)	1.39%	1.79%		1.36%	1.40%	1.32%	1.57%
Ratio of expenses to average net assets*(a)(e)	1.10%	0.79%		0.86%	0.84%	0.84%	0.96%
Portfolio turnover rate(d)(f)	3%	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Less than (0.01) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$5.94	$9.67		$9.36	$8.25	$8.02	$7.37

Investment Activities:
Net investment income(a)	0.02 (b)	0.09	(b)	0.06 (b)	0.06 (b)	0.05	0.06
Net realized and unrealized gains (losses) from investments(a)	0.12	(3.73)		0.32	1.12	0.23	0.65

Total from Investment Activities	0.14	(3.64)		0.38	1.18	0.28	0.71

Distributions:
Net investment income	(0.03)	(0.09)		(0.07)	(0.07)	(0.05)	(0.06)
Return of capital	—	(0.00	)(c)	—	—	—	—

Total Distributions	(0.03)	(0.09)		(0.07)	(0.07)	(0.05)	(0.06)

Net Asset Value — End of Period	$6.05	$5.94		$9.67	$9.36	$8.25	$8.02

Total Return (excludes sales charge)(d)	2.33%	(37.83)%		4.06%	14.35%	3.48%	9.48%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$5,363	$6,432		$13,279	$14,765	$14,367	$15,207
Ratio of net expenses to average net assets(a)(e)	1.86%	1.30%		1.37%	1.33%	1.32%	1.23%
Ratio of net investment income to average net assets(a)(e)	0.66%	1.05%		0.65%	0.65%	0.57%	0.81%
Ratio of expenses to average net assets*(a)(e)	1.86%	1.30%		1.37%	1.34%	1.34%	1.45%
Portfolio turnover rate(d)(f)	3%	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Less than (0.01) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$6.00	$9.76		$9.44	$8.32	$8.08	$7.42

Investment Activities:
Net investment income(a)	0.02 (b)	0.08	(b)	0.06 (b)	0.06 (b)	0.03	0.07
Net realized and unrealized gains (losses) from investments(a)	0.12	(3.76)		0.33	1.12	0.25	0.64

Total from Investment Activities	0.14	(3.68)		0.39	1.18	0.28	0.71

Distributions:
Net investment income	(0.03)	(0.08)		(0.07)	(0.06)	(0.04)	(0.05)
Return of capital	—	(0.00	)(c)	—	—	—	—

Total Distributions	(0.03)	(0.08)		(0.07)	(0.06)	(0.04)	(0.05)

Net Asset Value — End of Period	$6.11	$6.00		$9.76	$9.44	$8.32	$8.08

Total Return (excludes sales charge)(d)	2.36%	(37.84)%		4.15%	14.28%	3.50%	9.46%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$103	$89		$308	$281	$806	$808
Ratio of net expenses to average net assets(a)(e)	1.85%	1.30%		1.37%	1.32%	1.32%	1.23%
Ratio of net investment income to average net assets(a)(e)	0.63%	0.95%		0.66%	0.64%	0.59%	0.76%
Ratio of expenses to average net assets*(a)(e)	1.85%	1.30%		1.37%	1.33%	1.34%	1.45%
Portfolio turnover rate(d)(f)	3%	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Less than (0.01) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Institutional Class Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008		For the Period May 1, 2007 to December 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$6.02	$9.81		$9.95

Investment Activities:
Net investment income(b)(c)	0.05	0.17		0.12
Net realized and unrealized gain (losses) from investments(b)	0.14	(3.79)		(0.13)

Total from Investment Activities	0.19	(3.62)		(0.01)

Distributions:
Net investment income	(0.05)	(0.17)		(0.13)
Return of capital	—	(0.00	)(d)	—

Total Distributions	(0.05)	(0.17)		(0.13)

Net Asset Value — End of Period	$6.16	$6.02		$9.81

Total Return(e)	3.31%	(37.24)%		(0.11)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$3,208	$47,259		$73,382
Ratio of net expenses to average net assets(b)(f)	0.76%	0.30%		0.41%
Ratio of net investment income to average net assets(b)(f)	1.81%	2.08%		1.79%
Ratio of expenses to average net assets*(b)(f)	0.76%	0.30%		0.41%
Portfolio turnover rate(e)(g)	3%	8%		7%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Class I shares of the Equity Index Fund commenced operations on May 1, 2007.
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.
(d)	Less than (0.01) per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to Financial Statements

June 30, 2009

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.47% in the net assets of the Master Portfolio at June 30, 2009.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (ii) the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Financial Accounting Standard Board — SFAS No. 157 “Fair Value Measurements” (“SFAS No. 157”) — SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Continued

BB&T FUNDS

Equity Index Fund

Notes to Financial Statements, Continued

June 30, 2009

(Unaudited)

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of June 30, 2009 is as follows:

	Level 1 — Quoted Inputs	Level 2 — Other Significant Observable Inputs	Level 3 — Other Significant Unobservable Inputs	Total Fair Value
Investment in S&P 500 Index Master Portfolio	$24,945,397	$—	$—	$24,945,397

(B)	Security Valuation — The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C)	Distributions to Shareholders — Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D)	Allocation Methodology — The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E)	Expenses — Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Fund Trusts are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

(F)	Securities Transactions and Income Recognition — The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(G)	Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Continued

BB&T FUNDS

Equity Index Fund

Notes to Financial Statements, Continued

June 30, 2009

(Unaudited)

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T AM” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T AM will advise the Board of Trustees (the “Board”) if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all of the Fund’s assets are not invested in the Master Portfolio, BB&T AM may receive an investment advisory fee from the Fund. For the six-months ended June 30, 2009, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T AM received no fees.

BB&T AM serves the administrator to the Fund pursuant to the administration agreement effective as of April 23, 2007. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), serves as sub-administrator to the Trust subject to the general supervision of the Board and BB&T AM. For these services, PNC is entitled to a fee payable by BB&T AM.

PNC serves as the Funds’ transfer agent and receives compensation by the Fund for these services. Expenses incurred are reflected on the Statement of Operations as “Transfer agent fees”.

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. Expenses incurred for the Fund are reflected on the Statement of Operations as “Compliance service fees”.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. BB&T AM Distributor, Inc. (“BBTAMD” or the “Distributor”) serves as Distributor to the Fund pursuant to underwriting agreement effective as of April 23, 2007. The Plan provides for payments to the Distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares, and Class C Shares, respectively. BBTAMD has contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Fund to 0.25% throughout the period. Distribution fees totaling $18,406 were waived for the six-months ended June 30, 2009. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods. As distributor, BBTAMD is entitled to receive commissions on sales of shares of the Fund. For the six-months ended June 30, 2009, BBTAMD received $2,296 from commissions earned on sales of shares of the Fund. Commissions paid to affiliated broker-dealers during the six-months ended June 30, 2009 were $1,686. The fees may be used by BBTAMD to pay banks, broker dealers and other institutions, including affiliates of the Adviser.

The Adviser and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge, Rule 12b-1 fees, and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Certain Officers and Trustees of the Fund are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the Trustees who are non-interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement of certain out of pocket expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations

Continued

BB&T FUNDS

Equity Index Fund

Notes to Financial Statements, Continued

June 30, 2009

(Unaudited)

Committee receives $1,000 for each meeting attended. The fees are allocated across the Trust and BB&T Variable Insurance Funds based upon relative net assets. During the six-months ended June 30, 2009, actual Trustee compensation was $151,000 in total from the Trust, of which $1,279 was allocated to the Fund.

4.	Federal Income Taxes:

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$121,006	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016

$9,343,103

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $155,945 of deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of distributions paid to shareholders of the Fund during the most recent fiscal year ended December 31, 2008, were as follows:

Distributions paid from:
Ordinary Income	Return of Capital	Total Taxable Distributions	Total Distributions Paid*
$1,766,680	$19,764	$1,786,444	$1,786,444

*	Total distributions paid may differ from the Statement of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

5.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 28, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Continued

BB&T FUNDS

Equity Index Fund

Notes to Financial Statements, Continued

June 30, 2009

(Unaudited)

Other	Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Common Stocks (97.42%):
Security	Shares	Value
Advertising (0.15%):
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$500,965
Omnicom Group Inc.(b)	64,102	2,024,341

		2,525,306

Aerospace & Defense (2.20%):
Boeing Co. (The)(b)	149,374	6,348,395
General Dynamics Corp.	79,349	4,395,141
Goodrich Corp.(b)	25,169	1,257,695
L-3 Communications Holdings Inc.(b)	24,229	1,681,008
Lockheed Martin Corp.	67,262	5,424,680
Northrop Grumman Corp.(b)	66,998	3,060,469
Raytheon Co.(b)	81,316	3,612,870
Rockwell Collins Inc.(b)	32,192	1,343,372
United Technologies Corp.	193,570	10,057,897

		37,181,527

Agriculture (2.36%):
Altria Group Inc.	423,876	6,947,328
Archer-Daniels-Midland Co.	131,451	3,518,943
Lorillard Inc.	34,442	2,334,134
Monsanto Co.	112,182	8,339,610
Philip Morris International Inc.(b)	402,728	17,566,995
Reynolds American Inc.	34,492	1,332,081

		40,039,091

Airlines (0.06%):
Southwest Airlines Co.(b)	150,333	1,011,741

		1,011,741

Apparel (0.44%):
Coach Inc.	66,015	1,774,483
Nike Inc. Class B(b)	79,876	4,135,979
Polo Ralph Lauren Corp.	11,591	620,582
VF Corp.(b)	17,847	987,831

		7,518,875

Auto Manufacturers (0.38%):
Ford Motor Co.(a)	659,803	4,005,004
PACCAR Inc.(b)	74,257	2,414,095

		6,419,099

Auto Parts & Equipment (0.19%):
Goodyear Tire & Rubber Co. (The)(a)	50,560	569,306
Johnson Controls Inc.(b)	120,802	2,623,819

		3,193,125

Banks (4.81%):
Bank of America Corp.	1,658,070	21,886,524
Bank of New York Mellon Corp. (The)	245,090	7,183,588
BB&T Corp.	130,212	2,862,060
Comerica Inc.	30,769	650,764
Discover Financial Services	98,238	1,008,904
Fifth Third Bancorp	150,667	1,069,736
First Horizon National Corp.(a)	44,943	539,316
Huntington Bancshares Inc.(b)	111,448	465,853
KeyCorp	145,137	760,518
M&T Bank Corp.(b)	15,878	808,667
Marshall & Ilsley Corp.	72,233	346,718

Common Stocks, continued
Security	Shares	Value
Banks, continued
Northern Trust Corp.	48,967	$2,628,549
PNC Financial Services Group Inc. (The)	94,366	3,662,344
Regions Financial Corp.(b)	224,749	907,986
State Street Corp.	101,227	4,777,914
SunTrust Banks Inc.	95,271	1,567,208
U.S. Bancorp(b)	388,739	6,966,203
Wells Fargo & Co.	954,572	23,157,917
Zions Bancorporation(b)	23,844	275,637

		81,526,406

Beverages (2.53%):
Brown-Forman Corp. Class B(b)	20,323	873,483
Coca-Cola Co. (The)(b)	408,720	19,614,473
Coca-Cola Enterprises Inc.	64,362	1,071,627
Constellation Brands Inc. Class A(a)	39,063	495,319
Dr Pepper Snapple Group Inc.(a)	52,262	1,107,432
Molson Coors Brewing Co. Class B	30,341	1,284,335
Pepsi Bottling Group Inc.	27,068	915,981
PepsiCo Inc.(b)	319,530	17,561,369

		42,924,019

Biotechnology (1.39%):
Amgen Inc.(a)	208,005	11,011,785
Biogen Idec Inc.(a)	59,618	2,691,753
Celgene Corp.(a)(b)	94,422	4,517,148
Genzyme Corp.(a)(b)	55,436	3,086,122
Life Technologies Corp.(a)	35,755	1,491,699
Millipore Corp.(a)	11,124	781,016

		23,579,523

Building Materials (0.04%):
Masco Corp.(b)	74,051	709,409

		709,409

Chemicals (1.33%):
Air Products and Chemicals Inc.(b)	42,946	2,773,882
CF Industries Holdings Inc.	9,918	735,321
Dow Chemical Co. (The)	220,583	3,560,210
E.I. du Pont de Nemours and Co.	184,912	4,737,445
Eastman Chemical Co.(b)	14,579	552,544
Ecolab Inc.(b)	34,357	1,339,579
International Flavors & Fragrances Inc.(b)	16,256	531,896
PPG Industries Inc.(b)	33,965	1,491,063
Praxair Inc.(b)	63,197	4,491,411
Sherwin-Williams Co. (The)(b)	20,327	1,092,576
Sigma-Aldrich Corp.(b)	25,420	1,259,815

		22,565,742

Coal (0.19%):
CONSOL Energy Inc.	37,581	1,276,251
Massey Energy Co.(b)	17,752	346,874
Peabody Energy Corp.(b)	54,859	1,654,547

		3,277,672

Commercial Services (0.81%):
Apollo Group Inc. Class A(a)(b)	22,010	1,565,351
Convergys Corp.(a)	25,380	235,526
DeVry Inc.	12,640	632,506
Equifax Inc.(b)	26,260	685,386
H&R Block Inc.(b)	69,089	1,190,403

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Commercial Services, continued
Iron Mountain Inc.(a)(b)	37,358	$1,074,042
McKesson Corp.	55,961	2,462,284
Monster Worldwide Inc.(a)(b)	26,159	308,938
Moody’s Corp.	39,532	1,041,668
Quanta Services Inc.(a)	39,957	924,205
R.R. Donnelley & Sons Co.	43,079	500,578
Robert Half International Inc.(b)	32,043	756,856
Western Union Co.	145,557	2,387,135

		13,764,878

Computers (5.50%):
Affiliated Computer Services Inc. Class A(a)	20,255	899,727
Apple Inc.(a)	182,862	26,045,035
Cognizant Technology Solutions Corp. Class A(a)(b)	60,335	1,610,944
Computer Sciences Corp.(a)	31,043	1,375,205
Dell Inc.(a)(b)	354,624	4,868,988
EMC Corp.(a)	414,577	5,430,959
Hewlett-Packard Co.	489,864	18,933,244
International Business Machines Corp.	271,134	28,311,812
Lexmark International Inc. Class A(a)(b)	15,437	244,676
NetApp Inc.(a)(b)	67,846	1,337,923
SanDisk Corp.(a)(b)	47,254	694,161
Sun Microsystems Inc.(a)	150,628	1,388,790
Teradata Corp.(a)	36,343	851,516
Western Digital Corp.(a)	45,619	1,208,903

		93,201,883

Cosmetics & Personal Care (2.41%):
Avon Products Inc.(b)	86,698	2,235,074
Colgate-Palmolive Co.	102,763	7,269,455
Estee Lauder Companies Inc. (The) Class A(b)	24,028	784,995
Procter & Gamble Co. (The)	598,045	30,560,100

		40,849,624

Distribution & Wholesale (0.18%):
Fastenal Co.	26,319	873,001
Genuine Parts Co.	32,607	1,094,291
W.W. Grainger Inc.(b)	13,033	1,067,142

		3,034,434

Diversified Financial Services (4.90%):
American Express Co.	243,445	5,657,662
Ameriprise Financial Inc.	52,301	1,269,345
Capital One Financial Corp.	91,941	2,011,669
Charles Schwab Corp. (The)(b)	191,748	3,363,260
CIT Group Inc.	75,731	162,822
Citigroup Inc.(b)	1,121,667	3,331,351
CME Group Inc.	13,650	4,246,651
E*TRADE Financial Corp.(a)	206,479	264,293
Federated Investors Inc. Class B	18,116	436,414
Franklin Resources Inc.	30,995	2,231,950
Goldman Sachs Group Inc. (The)	103,125	15,204,750
IntercontinentalExchange Inc.(a)	14,838	1,695,093
Invesco Ltd.	84,328	1,502,725
Janus Capital Group Inc.	33,579	382,801
JPMorgan Chase & Co.	799,813	27,281,621

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Legg Mason Inc.	30,055	$732,741
Morgan Stanley	277,121	7,900,720
NASDAQ OMX Group Inc. (The)(a)	28,161	600,111
NYSE Euronext Inc.	53,596	1,460,491
SLM Corp.(a)	95,835	984,225
T. Rowe Price Group Inc.(b)	52,500	2,187,675

		82,908,370

Electric (3.64%):
AES Corp. (The)(a)(b)	136,635	1,586,332
Allegheny Energy Inc.(b)	34,178	876,666
Ameren Corp.(b)	42,803	1,065,367
American Electric Power Co. Inc.(b)	95,730	2,765,640
CenterPoint Energy Inc.	69,245	767,235
CMS Energy Corp.(b)	47,382	572,375
Consolidated Edison Inc.(b)	55,889	2,091,366
Constellation Energy Group Inc.(b)	40,351	1,072,530
Dominion Resources Inc.(b)	119,933	4,008,161
DTE Energy Co.(b)	33,526	1,072,832
Duke Energy Corp.(b)	262,460	3,829,291
Dynegy Inc. Class A(a)(b)	104,575	237,385
Edison International	66,512	2,092,468
Entergy Corp.	40,205	3,116,692
Exelon Corp.	134,821	6,904,183
FirstEnergy Corp.	62,468	2,420,635
FPL Group Inc.(b)	83,757	4,762,423
Integrys Energy Group Inc.	16,065	481,789
Northeast Utilities	34,883	778,240
Pepco Holdings Inc.	44,898	603,429
PG&E Corp.(b)	74,872	2,878,080
Pinnacle West Capital Corp.(b)	21,158	637,914
PPL Corp.(b)	76,668	2,526,977
Progress Energy Inc.(b)	56,317	2,130,472
Public Service Enterprise Group Inc.(b)	103,710	3,384,057
SCANA Corp.(b)	24,421	792,950
Southern Co.	159,567	4,972,108
TECO Energy Inc.(b)	44,313	528,654
Wisconsin Energy Corp.	24,218	985,915
Xcel Energy Inc.(b)	92,021	1,694,107

		61,636,273

Electrical Components & Equipment (0.32%):
Emerson Electric Co.	154,778	5,014,807
Molex Inc.(b)	28,010	435,556

		5,450,363

Electronics (0.51%):
Agilent Technologies Inc.(a)	71,852	1,459,314
Amphenol Corp. Class A(b)	35,594	1,126,194
FLIR Systems Inc.(a)(b)	30,495	687,967
Jabil Circuit Inc.	44,010	326,554
PerkinElmer Inc.(b)	24,783	431,224
Thermo Fisher Scientific Inc.(a)(b)	86,110	3,510,705
Waters Corp.(a)(b)	20,479	1,054,054

		8,596,012

Engineering & Construction (0.17%):
Fluor Corp.(b)	36,987	1,897,063
Jacobs Engineering Group Inc.(a)(b)	24,860	1,046,357

		2,943,420

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Entertainment (0.06%):
International Game Technology(b)	59,686	$949,007

		949,007

Environmental Control (0.32%):
Republic Services Inc.(b)	65,120	1,589,579
Stericycle Inc.(a)(b)	17,687	911,411
Waste Management Inc.(b)	100,529	2,830,897

		5,331,887

Food (2.03%):
Campbell Soup Co.(b)	41,374	1,217,223
ConAgra Foods Inc.(b)	91,619	1,746,258
Dean Foods Co.(a)	36,292	696,443
General Mills Inc.(b)	67,882	3,802,750
H.J. Heinz Co.	64,436	2,300,365
Hershey Co. (The)	34,344	1,236,384
Hormel Foods Corp.	14,579	503,559
J.M. Smucker Co. (The)	24,451	1,189,786
Kellogg Co.(b)	51,625	2,404,176
Kraft Foods Inc. Class A	301,051	7,628,632
Kroger Co. (The)	133,706	2,948,217
McCormick & Co. Inc. NVS(b)	26,935	876,196
Safeway Inc.(b)	87,177	1,775,795
Sara Lee Corp.(b)	145,845	1,423,447
SUPERVALU Inc.	43,040	557,368
Sysco Corp.(b)	121,702	2,735,861
Tyson Foods Inc. Class A(b)	63,044	794,985
Whole Foods Market Inc.(b)	29,502	559,948

		34,397,393

Forest Products & Paper (0.25%):
International Paper Co.	88,382	1,337,220
MeadWestvaco Corp.(b)	34,856	571,987
Plum Creek Timber Co. Inc.(b)	34,266	1,020,441
Weyerhaeuser Co.(b)	43,710	1,330,095

		4,259,743

Gas (0.20%):
Nicor Inc.	9,098	314,973
NiSource Inc.	57,628	671,942
Sempra Energy(b)	49,926	2,477,827

		3,464,742

Hand & Machine Tools (0.07%):
Black & Decker Corp. (The)(b)	12,384	354,925
Snap-On Inc.(b)	12,087	347,380
Stanley Works (The)(b)	16,479	557,649

		1,259,954

Health Care – Products (3.85%):
Baxter International Inc.(b)	124,529	6,595,056
Becton, Dickinson and Co.	49,452	3,526,422
Boston Scientific Corp.(a)(b)	307,449	3,117,533
C.R. Bard Inc.(b)	20,204	1,504,188
DENTSPLY International Inc.(b)	30,794	939,833
Intuitive Surgical Inc.(a)(b)	7,890	1,291,277
Johnson & Johnson	565,375	32,113,300
Medtronic Inc.	229,145	7,994,869
Patterson Companies Inc.(a)(b)	18,873	409,544
St. Jude Medical Inc.(a)	70,530	2,898,783
Stryker Corp.(b)	49,282	1,958,467

Common Stocks, continued
Security	Shares	Value
Health Care – Products, continued
Varian Medical Systems Inc.(a)(b)	25,786	$906,120
Zimmer Holdings Inc.(a)	44,679	1,903,325

		65,158,717

Health Care – Services (1.17%):
Aetna Inc.	92,621	2,320,156
Coventry Health Care Inc.(a)(b)	30,695	574,303
DaVita Inc.(a)(b)	21,493	1,063,044
Humana Inc.(a)(b)	34,840	1,123,938
Laboratory Corp. of America Holdings(a)(b)	22,224	1,506,565
Quest Diagnostics Inc.(b)	31,239	1,762,817
Tenet Healthcare Corp.(a)	84,956	239,576
UnitedHealth Group Inc.	244,861	6,116,628
WellPoint Inc.(a)	99,854	5,081,570

		19,788,597

Holding Companies – Diversified (0.05%):
Leucadia National Corp.(a)	37,012	780,583

		780,583

Home Builders (0.10%):
Centex Corp.(b)	25,426	215,104
D.R. Horton Inc.(b)	57,772	540,746
KB Home	16,233	222,067
Lennar Corp. Class A	28,949	280,516
Pulte Homes Inc.	44,917	396,617

		1,655,050

Home Furnishings (0.05%):
Harman International Industries Inc.(b)	12,074	226,991
Whirlpool Corp.(b)	15,381	654,615

		881,606

Household Products & Wares (0.45%):
Avery Dennison Corp.(b)	22,375	574,590
Clorox Co. (The)	28,426	1,587,024
Fortune Brands Inc.(b)	31,248	1,085,556
Kimberly-Clark Corp.	84,788	4,445,435

		7,692,605

Housewares (0.04%):
Newell Rubbermaid Inc.(b)	58,177	605,623

		605,623

Insurance (2.36%):
Aflac Inc.(b)	95,521	2,969,748
Allstate Corp. (The)	109,466	2,670,970
American International Group Inc.(b)	554,020	642,663
Aon Corp.	55,935	2,118,258
Assurant Inc.	24,311	585,652
Chubb Corp.	72,891	2,906,893
CIGNA Corp.	55,622	1,339,934
Cincinnati Financial Corp.(b)	32,753	732,030
Genworth Financial Inc. Class A	90,929	635,594
Hartford Financial Services Group Inc. (The)	65,627	778,992
Lincoln National Corp.	60,704	1,044,716
Loews Corp.	73,781	2,021,599
Marsh & McLennan Companies Inc.	105,347	2,120,635

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Insurance, continued
MBIA Inc.(a)	40,352	$174,724
MetLife Inc.	167,663	5,031,567
Principal Financial Group Inc.(b)	63,665	1,199,449
Progressive Corp. (The)(a)(b)	137,798	2,082,128
Prudential Financial Inc.(b)	93,629	3,484,871
Torchmark Corp.	17,321	641,570
Travelers Companies Inc. (The)	119,780	4,915,771
Unum Group	67,988	1,078,290
XL Capital Ltd. Class A	70,528	808,251

		39,984,305

Internet (2.39%):
Akamai Technologies Inc.(a)(b)	35,386	678,703
Amazon.com Inc.(a)	65,907	5,513,780
eBay Inc.(a)(b)	219,806	3,765,277
Expedia Inc.(a)(b)	43,936	663,873
Google Inc. Class A(a)(b)	49,200	20,742,228
McAfee Inc.(a)	30,931	1,304,979
Symantec Corp.(a)	169,161	2,632,145
VeriSign Inc.(a)(b)	39,843	736,299
Yahoo! Inc.(a)	286,234	4,482,424

		40,519,708

Iron & Steel (0.30%):
AK Steel Holding Corp.(b)	23,542	451,771
Allegheny Technologies Inc.(b)	19,410	677,991
Nucor Corp.(b)	64,335	2,858,404
United States Steel Corp.	28,708	1,026,024

		5,014,190

Leisure Time (0.18%):
Carnival Corp.	89,274	2,300,591
Harley-Davidson Inc.(b)	48,724	789,816

		3,090,407

Lodging (0.18%):
Marriott International Inc. Class A(b)	59,646	1,316,387
Starwood Hotels & Resorts Worldwide Inc.(b)	37,215	826,173
Wyndham Worldwide Corp.	37,193	450,779
Wynn Resorts Ltd.(a)(b)	12,786	451,346

		3,044,685

Machinery (0.64%):
Caterpillar Inc.(b)	123,615	4,084,240
Cummins Inc.(b)	40,741	1,434,491
Deere & Co.(b)	87,503	3,495,745
Flowserve Corp.	11,702	816,917
Manitowoc Co. Inc. (The)(b)	27,353	143,877
Rockwell Automation Inc.(b)	28,643	920,013

		10,895,283

Manufacturing (3.17%):
Cooper Industries Ltd. Class A	34,885	1,083,179
Danaher Corp.(b)	52,396	3,234,929
Dover Corp.(b)	37,889	1,253,747
Eastman Kodak Co.	53,284	157,721
Eaton Corp.(b)	33,705	1,503,580
General Electric Co.	2,168,632	25,416,367
Honeywell International Inc.(b)	152,503	4,788,594

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Illinois Tool Works Inc.	79,471	$2,967,447
ITT Corp.(b)	36,867	1,640,581
Leggett & Platt Inc.(b)	32,959	501,966
Pall Corp.	23,982	636,962
Parker Hannifin Corp.(b)	33,025	1,418,754
Textron Inc.(b)	51,098	493,607
3M Co.	142,509	8,564,791

		53,662,225

Media (2.36%):
CBS Corp. Class B	140,147	969,817
Comcast Corp. Class A	591,961	8,577,515
DIRECTV Group Inc. (The)(a)	105,485	2,606,534
Gannett Co. Inc.	48,072	171,617
McGraw-Hill Companies Inc. (The)	64,450	1,940,589
Meredith Corp.	6,969	178,058
New York Times Co. (The) Class A(b)	24,016	132,328
News Corp. Class A(b)	471,304	4,293,579
Scripps Networks Interactive Inc. Class A	18,872	525,208
Time Warner Cable Inc.	72,364	2,291,768
Time Warner Inc.	245,045	6,172,684
Viacom Inc. Class B(a)	125,001	2,837,523
Walt Disney Co. (The)	380,804	8,884,157
Washington Post Co. (The) Class B(b)	1,264	445,156

		40,026,533

Metal Fabricate & Hardware (0.12%):
Precision Castparts Corp.	28,760	2,100,343

		2,100,343

Mining (0.69%):
Alcoa Inc.(b)	199,745	2,063,366
Freeport-McMoRan Copper & Gold Inc.	84,269	4,222,720
Newmont Mining Corp.	100,243	4,096,931
Titanium Metals Corp.	18,784	172,625
Vulcan Materials Co.	24,984	1,076,810

		11,632,452

Office & Business Equipment (0.12%):
Pitney Bowes Inc.(b)	42,240	926,323
Xerox Corp.	175,551	1,137,570

		2,063,893

Oil & Gas (10.09%):
Anadarko Petroleum Corp.(b)	102,344	4,645,394
Apache Corp.	68,581	4,948,119
Cabot Oil & Gas Corp.	20,684	633,758
Chesapeake Energy Corp.(b)	114,867	2,277,813
Chevron Corp.	411,342	27,251,408
ConocoPhillips	304,305	12,799,068
Denbury Resources Inc.(a)(b)	51,007	751,333
Devon Energy Corp.(b)	91,061	4,962,825
Diamond Offshore Drilling Inc.(b)	14,037	1,165,773
ENSCO International Inc.(b)	28,613	997,735

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
EOG Resources Inc.(b)	51,145	$3,473,768
EQT Corp.(b)	27,162	948,225
Exxon Mobil Corp.	1,000,767	69,963,620
Hess Corp.	58,132	3,124,595
Marathon Oil Corp.	144,587	4,356,406
Murphy Oil Corp.(b)	38,863	2,111,038
Nabors Industries Ltd.(a)(b)	59,373	925,031
Noble Energy Inc.(b)	35,400	2,087,538
Occidental Petroleum Corp.(b)	166,399	10,950,718
Pioneer Natural Resources Co.(b)	24,383	621,767
Range Resources Corp.(b)	31,786	1,316,258
Rowan Companies Inc.	23,674	457,382
Southwestern Energy Co.(a)(b)	70,263	2,729,718
Sunoco Inc.(b)	23,728	550,490
Tesoro Corp.	28,979	368,903
Valero Energy Corp.	114,054	1,926,372
XTO Energy Inc.	118,965	4,537,325

		170,882,380

Oil & Gas Services (1.56%):
Baker Hughes Inc.	63,004	2,295,866
BJ Services Co.(b)	59,107	805,628
Cameron International Corp.(a)(b)	45,499	1,287,622
FMC Technologies Inc.(a)(b)	25,854	971,593
Halliburton Co.(b)	183,149	3,791,184
National Oilwell Varco Inc.(a)	85,519	2,793,051
Schlumberger Ltd.	245,699	13,294,773
Smith International Inc.(b)	44,541	1,146,931

		26,386,648

Packaging & Containers (0.21%):
Ball Corp.	19,117	863,324
Bemis Co. Inc.(b)	20,963	528,268
Owens-Illinois Inc.(a)(b)	34,705	972,087
Pactiv Corp.(a)(b)	27,499	596,728
Sealed Air Corp.(b)	32,383	597,466

		3,557,873

Pharmaceuticals (6.68%):
Abbott Laboratories	317,366	14,928,897
Allergan Inc.(b)	63,016	2,998,301
AmerisourceBergen Corp.	62,657	1,111,535
Bristol-Myers Squibb Co.	405,658	8,238,914
Cardinal Health Inc.(b)	73,639	2,249,671
Cephalon Inc.(a)(b)	15,137	857,511
Eli Lilly and Co.(b)	207,414	7,184,821
Express Scripts Inc.(a)	55,557	3,819,544
Forest Laboratories Inc.(a)	61,703	1,549,362
Gilead Sciences Inc.(a)	186,350	8,728,634
Hospira Inc.(a)(b)	32,334	1,245,506
King Pharmaceuticals Inc.(a)(b)	51,510	496,041
Medco Health Solutions Inc.(a)	99,420	4,534,546
Merck & Co. Inc.(b)	433,233	12,113,195
Mylan Inc.(a)(b)	61,932	808,213
Pfizer Inc.	1,385,085	20,776,275
Schering-Plough Corp.	334,192	8,394,903
Watson Pharmaceuticals Inc.(a)	21,022	708,231
Wyeth	273,432	12,411,078

		113,155,178

Common Stocks, continued
Security	Shares	Value
Pipelines (0.38%):
El Paso Corp.	144,094	$1,329,988
Questar Corp.	35,495	1,102,475
Spectra Energy Corp.(b)	131,402	2,223,322
Williams Companies Inc. (The)	118,537	1,850,363

		6,506,148

Real Estate (0.03%):
CB Richard Ellis Group Inc. Class A(a)	46,010	430,654

		430,654

Real Estate Investment Trusts (0.88%):
Apartment Investment and Management Co. Class A	24,729	218,852
AvalonBay Communities Inc.(b)	16,301	911,878
Boston Properties Inc.	24,442	1,165,883
Equity Residential(b)	55,502	1,233,809
HCP Inc.(b)	55,862	1,183,716
Health Care REIT Inc.(b)	22,436	765,068
Host Hotels & Resorts Inc.	123,259	1,034,143
Kimco Realty Corp.(b)	63,921	642,406
ProLogis	86,160	694,450
Public Storage(b)	25,452	1,666,597
Simon Property Group Inc.	57,432	2,953,728
Ventas Inc.(b)	32,088	958,148
Vornado Realty Trust(b)	32,545	1,465,501

		14,894,179

Retail (6.22%):
Abercrombie & Fitch Co. Class A(b)	18,268	463,825
AutoNation Inc.(a)(b)	23,372	405,504
AutoZone Inc.(a)	7,554	1,141,485
Bed Bath & Beyond Inc.(a)(b)	52,757	1,622,278
Best Buy Co. Inc.	69,097	2,314,059
Big Lots Inc.(a)	17,175	361,190
Costco Wholesale Corp.(b)	89,022	4,068,305
CVS Caremark Corp.	298,654	9,518,103
Darden Restaurants Inc.(b)	28,429	937,588
Family Dollar Stores Inc.(b)	28,451	805,163
GameStop Corp. Class A(a)(b)	33,806	744,070
Gap Inc. (The)	94,715	1,553,326
Home Depot Inc. (The)	347,430	8,209,771
J.C. Penney Co. Inc.(b)	44,971	1,291,117
Kohl’s Corp.(a)(b)	62,417	2,668,327
Limited Brands Inc.(b)	54,571	653,215
Lowe’s Companies Inc.(b)	300,346	5,829,716
Macy’s Inc.(b)	84,900	998,424
McDonald’s Corp.	226,600	13,027,234
Nordstrom Inc.	32,788	652,153
Office Depot Inc.(a)	56,955	259,715
O’Reilly Automotive Inc.(a)(b)	27,733	1,056,073
RadioShack Corp.(b)	24,694	344,728
Sears Holdings Corp.(a)(b)	11,101	738,439
Staples Inc.(b)	146,189	2,948,632
Starbucks Corp.(a)(b)	150,723	2,093,542
Target Corp.	154,259	6,088,603
Tiffany & Co.	25,563	648,278
TJX Companies Inc. (The)(b)	85,318	2,684,104
Walgreen Co.(b)	202,846	5,963,672

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Retail, continued
Wal-Mart Stores Inc.	458,014	$22,186,198
Yum! Brands Inc.	94,775	3,159,799

		105,436,636

Savings & Loans (0.15%):
Hudson City Bancorp Inc.(b)	106,648	1,417,352
People’s United Financial Inc.(b)	71,848	1,080,594

		2,497,946

Semiconductors (2.45%):
Advanced Micro Devices Inc.(a)(b)	114,752	444,090
Altera Corp.(b)	60,918	991,745
Analog Devices Inc.(b)	59,646	1,478,028
Applied Materials Inc.(b)	274,935	3,016,037
Broadcom Corp. Class A(a)(b)	87,632	2,172,397
Intel Corp.	1,142,029	18,900,580
KLA-Tencor Corp.(b)	33,865	855,091
Linear Technology Corp.	45,408	1,060,277
LSI Corp.(a)	133,993	611,008
MEMC Electronic Materials Inc.(a)(b)	46,719	832,065
Microchip Technology Inc.(b)	37,816	852,751
Micron Technology Inc.(a)(b)	173,595	878,391
National Semiconductor Corp.	40,401	507,033
Novellus Systems Inc.(a)	19,918	332,631
NVIDIA Corp.(a)(b)	110,061	1,242,589
QLogic Corp.(a)	24,851	315,111
Teradyne Inc.(a)(b)	35,964	246,713
Texas Instruments Inc.(b)	262,192	5,584,690
Xilinx Inc.(b)	55,940	1,144,532

		41,465,759

Software (4.64%):
Adobe Systems Inc.(a)(b)	108,401	3,067,748
Autodesk Inc.(a)	47,035	892,724
Automatic Data Processing Inc.	103,384	3,663,929
BMC Software Inc.(a)	38,271	1,293,177
CA Inc.	80,018	1,394,714
Citrix Systems Inc.(a)(b)	37,409	1,192,973
Compuware Corp.(a)(b)	51,332	352,138
Dun & Bradstreet Corp. (The)	11,166	906,791
Electronic Arts Inc.(a)(b)	66,073	1,435,106
Fidelity National Information Services Inc.(b)	38,389	766,244
Fiserv Inc.(a)(b)	32,278	1,475,105
IMS Health Inc.	38,122	484,149
Intuit Inc.(a)(b)	65,335	1,839,834
MasterCard Inc. Class A	14,825	2,480,371
Microsoft Corp.(b)	1,570,236	37,324,510
Novell Inc.(a)	74,108	335,709
Oracle Corp.(b)	777,680	16,657,906
Paychex Inc.(b)	65,259	1,644,527
Salesforce.com Inc.(a)(b)	21,862	834,473
Total System Services Inc.	39,638	530,753

		78,572,881

Telecommunications (6.39%):
American Tower Corp. Class A(a)	81,291	2,563,105
AT&T Inc.(b)	1,210,378	30,065,789
CenturyTel Inc.(b)	20,227	620,969
Ciena Corp.(a)	19,409	200,883

Common Stocks, continued
Security	Shares	Value
Telecommunications, continued
Cisco Systems Inc.(a)	1,183,763	$22,065,342
Corning Inc.	318,513	5,115,319
Embarq Corp.(b)	28,811	1,211,791
Frontier Communications Corp.(b)	65,299	466,235
Harris Corp.(b)	27,471	779,078
JDS Uniphase Corp.(a)	43,679	249,844
Juniper Networks Inc.(a)(b)	108,191	2,553,308
MetroPCS Communications Inc.(a)	51,907	690,882
Motorola Inc.(b)	462,236	3,064,625
QUALCOMM Inc.	339,235	15,333,422
Qwest Communications International Inc.(b)	299,089	1,241,219
Sprint Nextel Corp.(a)	583,973	2,808,910
Tellabs Inc.(a)	81,837	468,926
Verizon Communications Inc.	583,257	17,923,488
Windstream Corp.(b)	91,100	761,596

		108,184,731

Textiles (0.04%):
Cintas Corp.(b)	27,457	627,118

		627,118

Toys, Games & Hobbies (0.11%):
Hasbro Inc.	24,903	603,649
Mattel Inc.(b)	74,291	1,192,371

		1,796,020

Transportation (1.93%):
Burlington Northern Santa Fe Corp.(b)	57,523	4,230,241
C.H. Robinson Worldwide Inc.(b)	34,609	1,804,859
CSX Corp.	80,959	2,803,610
Expeditors International Washington Inc.(b)	43,037	1,434,854
FedEx Corp.	63,781	3,547,499
Norfolk Southern Corp.	75,878	2,858,324
Ryder System Inc.(b)	11,550	322,476
Union Pacific Corp.	103,778	5,402,683
United Parcel Service Inc. Class B	204,469	10,221,405

		32,625,951

Total Common Stocks (Cost: $2,048,793,292)		1,650,136,425

Short-Term Investments (20.74%):
Security	Shares	Value
Money Market Funds (20.35%):
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.40%(c)(d)(e)	299,024,349	299,024,349
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.32%(c)(d)(e)	45,778,724	45,778,724

		344,803,073

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2009 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
U.S. Treasury Obligations (0.39%):
U.S. Treasury Bill 0.18%, 09/17/09(f)(g)	$6,600,000	$6,597,400

		6,597,400

Total Short-Term Investments (Cost: $351,400,547)		351,400,473

Total Investments in Securities (118.16%): (Cost: $2,400,193,839)		2,001,536,898

Other Assets, Less Liabilities (-18.16%)		(307,653,887)

Net Assets (100.00%)		$1,693,883,011

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation	Net Realized Gain on Closed Contracts
S&P 500 Index (September 2009)	946	$43,303,150	$(1,365,949)	$6,685,534

		$43,303,150	$(1,365,949)	$6,685,534

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocations June 30, 2009 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$401,349,625	23.69%
Financial	222,241,860	13.13
Technology	215,304,416	12.71
Energy	207,052,848	12.22
Communications	191,256,278	11.29
Industrial	164,314,247	9.70
Consumer Cyclical	139,263,426	8.22
Utilities	65,101,015	3.84
Basic Materials	43,472,127	2.57
Diversified	780,583	0.05
Futures Contracts	(1,365,949)	(0.08)
Short-Term and Other Net Assets	45,112,535	2.66

TOTAL	$1,693,883,011	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)
Assets
Investments, at cost:
Unaffiliated issuers	$2,055,390,766
Affiliated issuers (Note 2)	344,803,073

Total cost of investments	$2,400,193,839

Investments in securities, at fair value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$1,656,733,825
Affiliated issuers (Note 2)	344,803,073

Total fair value of investments	2,001,536,898
Receivables:
Investment securities sold	1,361,122
Dividends and interest	2,436,757

Total Assets	2,005,334,777

Liabilities
Payables:
Investment securities purchased	2,872,349
Due to broker — variation margin	276,025
Collateral for securities on loan (Note 4)	308,220,513
Investment advisory fees (Note 2)	67,979
Accrued expenses:
Professional fees (Note 2)	12,160
Independent trustees’ fees (Note 2)	2,740

Total Liabilities	311,451,766

Net Assets	$1,693,883,011

(a)	Securities on loan with a value of $301,219,965. See Note 4.

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)
Net Investment Income
Dividends from unaffiliated issuers	$20,560,376
Interest from unaffiliated issuers	5,494
Interest from affiliated issuers (Note 2)	58,523
Securities lending income from affiliated issuers (Note 2)	907,541

Total investment income	21,531,934

Expenses (Note 2)
Investment advisory fees	387,014
Professional fees	11,763
Independent trustees’ fees	7,936

Total expenses	406,713
Less expense reductions (Note 2)	(19,699)

Net expenses	387,014

Net investment income	21,144,920

Realized and Unrealized Gain (loss)
Net realized loss from sale of investments in unaffiliated issuers	(48,727,459)
Net realized gain on futures contracts	6,685,534
Net change in unrealized appreciation (depreciation) of investments	73,270,203
Net change in unrealized appreciation (depreciation) of futures contracts	(1,697,376)

Net realized and unrealized gain	29,530,902

Net Increase in Net Assets Resulting From Operations	$50,675,822

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
	(Unaudited)
Increase (decrease) In Net Assets
Operations:
Net investment income	$21,144,920	$55,448,050
Net realized loss	(42,041,925)	(142,694,921)
Net change in unrealized appreciation (depreciation)	71,572,827	(937,962,325)

Net increase (decrease) in net assets resulting from operations	50,675,822	(1,025,209,196)

Interestholder transactions:
Contributions	275,449,924	600,316,999
Withdrawals	(323,222,457)	(804,875,751)

Net decrease in net assets resulting from interestholder transactions	(47,772,533)	(204,558,752)

Increase (decrease) in net assets	2,903,289	(1,229,767,948)
Net Assets:
Beginning of period	1,690,979,722	2,920,747,670

End of period	$1,693,883,011	$1,690,979,722

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to Financial Statements

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Master Portfolio does not adjust the quoted price for such instruments, even in situations where the Master Portfolio holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from its primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolio uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolio in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolio in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations.

Derivative instruments can be exchange-traded or privately negotiated over-the-counter. Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy.

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s underlying index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s underlying index.

As of June 30, 2009, the value of each of the Master Portfolio’s investments was classified as a Level 1 Price. The breakdown of the Master Portfolio’s investments into major categories is disclosed in its Schedule of Investments.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased using a constant yield to maturity method.

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2009, the cost of investments for federal income tax purposes for the Master Portfolio was $2,455,203,813. Net unrealized depreciation aggregated $453,666,915, of which $252,332,142 represented gross unrealized appreciation on securities and $705,999,057 represented gross unrealized depreciation on securities.

Management has reviewed the tax position as of June 30, 2009, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolio’s financial statements.

Derivative Instruments and Hedging Activities

Effective January 1, 2009, the Master Portfolio adopted FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced financial statement disclosures that enable investors to understand how and why the Master Portfolio uses derivatives, how derivatives are accounted for, and how the derivative instruments affect the Master Portfolio’s results of operations and financial position.

Futures Contracts

The Master Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Master Portfolio may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. The amount at risk for futures contracts may exceed the amount reflected in the financial statements. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of June 30, 2009, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2009, BGFA credited investment advisory fees for the Master Portfolio in the amount of $19,699.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2009, BGI earned $907,541 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2009, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2009, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Master Portfolio were $34,219,957 and $40,215,618, respectively, for the six months ended June 30, 2009.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to market risk.

As of June 30, 2009, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of June 30, 2009 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolio’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
	(Unaudited)
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		0.05%	0.05%	0.05%	n/a	n/a
Ratio of net investment income to average net assets(a)	2.73%		2.32%	1.98%	1.93%	1.84%	1.91%
Portfolio turnover rate(b)	2%		8%	7%	14%	10%	14%
Total return	3.30	%(c)	(36.86)%	5.54%	15.75%	4.87%	10.82%

(a)	Annualized for periods of less than one year.
(a)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

6.	Blackrock Transaction

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Master Portfolio’s current investment advisory agreement with BGFA. In order for the investment management of the Master Portfolio to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for the Master Portfolio. If approved by the Board, the new investment advisory agreement will be submitted for approval by the investors in the Master Portfolio (each, a “Fund”). Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the Master Portfolio’s new investment advisory agreement.

7.	Review of Subsequent Events

In connection with the preparation of the financial statements of the Master Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 28, 2009, the date the financial statements were issued, have been evaluated by the Master Portfolio’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between MIP and BGFA (the “Advisory Contract”) on behalf of the S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalizes on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolio and the adequacy of the time and attention that such persons devote to the Master Portfolio. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio, net of expenses, underperformed its published benchmark on an annualized basis in 2008 and over three years, over five years, and over ten years, which would be expected, such underperformance being attributable to the effect of fees, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising the Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the

Continued

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

“Lipper Performance Group,” and collectively with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds S&P 500 Stock Fund than to underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio generally performed in line with its performance benchmark index over relevant periods. The Board noted that the advisory fee rate for the Master Portfolio was lower than the median of the advisory fee rates of the funds in its Lipper Expense Group, and the overall expenses for the Master Portfolio were lower than median of the overall expenses of the funds in its Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, and the Barclays Global Investors Fund, separately and together, based on the fees payable to BGFA, and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the operations of the Master Portfolio and the Barclays Global Investors Fund for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolio; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increases. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (collectively, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

Continued

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

EQX-SAR-0609

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees to report.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date 8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date 8/24/09

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)
Date 8/24/09

*	Print the name and title of each signing officer under his or her signature.